Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Expenses
Exploration and evaluation	$ 514,132	$ 90,907	$ 0
Assays and analysis	33,918	4,769
Drilling	22,455
Geological	243,507	37,478
Helicopter and fuel	55,120	29,520
Property costs and assessments	2,584	3,752
Site activities	140,198	13,381
Socioeconomic	4,997
Technical data	1,000
Travel and accommodation	10,353	2,007
Expenses	219,243	163,261	249,442
Administrative fees	42,044	38,382	77,603
Insurance	22,963	29,989	35,730
IT Services	11,000	12,000	12,000
Legal, accounting and audit	31,569	44,718	29,885
Office and miscellaneous	75,310	10,299	1,572
Property investigation			23,275
Regulatory, trust and filling	34,357	27,873	64,233
Shareholder communications			5,144
Equity-settled share-based compensation	399,140	0	0
Operating Expense	(1,132,515)	(254,168)	(249,442)
Other items
Accretion expense - office lease	(5,326)	(1,456)
Amortization of right-of-use asset	(9,895)	(2,474)
Gain on sale of royalty interest		191,654
Selling costs for royalty interest		(15,256)
Interest income	3,365	1,376	1,091
Interest expense			(6,291)
Foreign exchange gain (loss)	(695)	357	(477)
Other income	150,000
Gain on settlement of debt			2,779,882
Income (loss) and comprehensive income (loss) before taxes for the year	(995,066)	(79,967)	2,524,763
Current income tax expenses	(2,779)	(36,452)
Net income (loss) and comprehensive income (loss) for the year	$ (997,845)	$ (116,419)	$ 2,524,763
Basic earning (loss) per common share	$ (0.03)	$ (0.00)	$ 0.16
Diluted earning (loss) per common share	$ (0.03)	$ (0.00)	$ 0.13
Weighted average number of common shares outstanding
Basic	37,163,954	26,873,243	15,959,818
Diluted	37,163,954	26,873,243	19,165,047